Financial Instruments and Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
USD [Member]
Financial instruments and risk management [Line Items]
Increase or decrease in exchange rate	5.00%
Impact of increase or decrease in rate on net result	$ 10,839	$ 64,407
EUR [Member]
Financial instruments and risk management [Line Items]
Increase or decrease in exchange rate	5.00%
Impact of increase or decrease in rate on net result	$ 15,998	$ 5,532